Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Accrued Dividends	The following table summarizes accrued dividends that the Company is legally obligated to pay:
	March 31, 2024	December 31, 2023
Series A preferred stock	$71,867	$41,867
The following table summarizes accrued dividends that the Company is legally obligated to pay:
For the year ended December 31, 2023
Series A Stock	$41,867

Schedule of Activity of the Series B Stock

The issuance activity of the Series B Stock is summarized below:

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Series B preferred stock shares issued	940	—
Net proceeds	$94,000	$—
The issuance activity of the Series A Stock is summarized below:
For the year ended December 31, 2023
Series A Stock shares issued	10,000
Net proceeds	$950,000